FT Vest Nasdaq-100 Buffer ETF - September Average Annual Total Returns		12 Months Ended	14 Months Ended	31 Months Ended	38 Months Ended	39 Months Ended	42 Months Ended	45 Months Ended	47 Months Ended	48 Months Ended	53 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Nasdaq-100 Index® (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.88%		27.38%		10.97%	12.97%	14.75%		14.11%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	35.21%	20.70%	9.91%	10.66%	11.93%	13.06%	13.03%	13.81%	15.35%
FT Vest Nasdaq-100 Buffer ETF - September
Prospectus [Line Items]
Average Annual Return, Percent		16.39%				10.08%
Performance Inception Date	Sep. 17, 2021
FT Vest Nasdaq-100 Buffer ETF - September | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		16.39%				10.08%
FT Vest Nasdaq-100 Buffer ETF - September | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		9.70%				7.88%